Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments Classified as Held-to-Maturity Securities and Available-for-Sale Securities

The short-term held-to-maturity debt investments as well as the short-term available-for-sale debt investments will mature within one year; whereas the long-term held-to-maturity debt investments as well as the long-term available-for-sale debt investments will mature after one year through five years.

	As of December 31, 2013
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value

	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	19,339,250	51,897	(21,080)		19,370,067
Available-for-sale investments
Fixed-rate debt investments	7,603,087			24,871	7,627,958
Adjustable-rate debt investments	514,433			—	514,433
Equity investments	604,878			648,242	1,253,120

	As of December 31, 2014
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains(losses)	Fair value	Fair value

	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	38,159,394	104,718	(15,389)		38,248,723	6,164,575
Adjustable-rate investments	60,290	—	(771)		59,519	9,593
Available-for-sale investments
Fixed-rate debt investments	2,854,682			10,414	2,865,096	461,770
Adjustable-rate debt investments	1,568,812			(269)	1,568,543	252,803
Equity investments	630,919			533,795	1,164,714	187,718
Long-term investments:
Held-to-maturity investments
Fixed-rate investments	545,930	—	(14,612)		531,318	85,633
Available-for-sale investments
Debt investment	272,680			—	272,680	43,948
Equity investment	124,000			(8,079)	115,921	18,683